Income Taxes - Income Tax Contingency (Details) - Computer Sciences GS Business - USD ($) $ in Thousands	12 Months Ended
	Apr. 03, 2015	Mar. 28, 2014	Mar. 29, 2013
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning of year	$ 24,634	$ 25,457	$ 31,178
Gross increases related to prior year tax positions	846	1,461	534
Gross decreases related to prior year tax positions	(2,133)	(22)	(1,582)
Gross increases related to current year tax positions	1,261	509	728
Settlements and statute of limitation expirations	(190)	(2,771)	(5,401)
End of year	24,418	24,634	25,457
Internal Revenue Service (IRS)
Income Tax Contingency [Line Items]
Total liability for uncertain tax positions	25,361	25,524
Interest liability related to uncertain tax positions	743	777	3,289
Interest liability related to uncertain tax positions, net of tax	452	472	2,003
Income tax penalty liability related to uncertain tax positions	200	113	667
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Liability for uncertain tax positions that if recognized would affect the effective tax rate	8,206	8,564	8,574
Interest expense (benefit) accrued related to uncertain tax positions	34	2,512	3,454
Interest expense (benefit) accrued related to uncertain tax positions, net of tax	21	1,526	2,103
Net release (accrual) of income tax penalties accrued related to uncertain tax positions	$ 87	$ 553	$ 973